Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended			11 Months Ended	12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (49,374,000)		$ (36,997,000)		$ (12,937,000)	$ (45,269,000)	$ (127,828,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,477,000		1,296,000		1,783,000	1,451,000	1,899,000
Accretion and amortization of debt discount and issuance costs	19,403,000		4,346,000		10,121,000	0	0
Stock-based compensation expense	1,916,000		1,829,000		2,297,000	2,272,000	2,080,000
Loss on embedded derivatives and redeemable warrants, net	18,467,000		2,145,000		3,822,000	0	0
Write-off of deferred offering costs	0		2,000,000		0	0	5,307,000
Write-off of debt discount and issuance costs	9,861,000	[1]	0		0	0	138,000
Paid-in-kind interest expense	2,038,000		253,000		900,000	0	0
Deferred income taxes	(32,000)		(42,000)		(520,000)	(379,000)	19,000
Other	364,000		46,000		0	131,000	53,000
Changes in operating assets and liabilities:
Accounts receivable, net	21,745,000		8,537,000		(14,663,000)	(8,501,000)	(9,040,000)
Prepaid expenses, deposits and other	(1,756,000)		(3,030,000)		(1,427,000)	(2,676,000)	(1,045,000)
Accounts payable	291,000		(487,000)		4,636,000	2,257,000	(91,000)
Accrued expenses	547,000		6,564,000		10,759,000	8,621,000	5,978,000
Deferred insurance settlement	13,230,000		0
Accrued pre-judgement interest on litigation settlement	0		2,706,000		(121,411,000)	21,411,000	100,000,000
Deferred revenue	(12,021,000)		24,882,000		57,031,000	22,255,000	25,745,000
Net cash provided by operating activities	26,156,000		12,048,000		(59,609,000)	1,573,000	3,215,000
CASH FLOWS USED IN INVESTING ACTIVITIES:
Capital expenditures	(1,074,000)		(630,000)		(1,188,000)	(1,747,000)	(1,242,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from borrowings	0		19,607,000		83,743,000	0	869,000
Net proceeds from issuance of Series C Preferred Stock					9,907,000	0	0
Principal payments on borrowings	(36,993,000)		(15,112,000)		(15,313,000)	(432,000)	(1,271,000)
Principal payments on capital leases	(648,000)		(467,000)		(733,000)	(430,000)	(173,000)
Payments for debt issuance costs	(332,000)		(559,000)		(560,000)	(31,000)	(176,000)
Payments for deferred offering costs	(704,000)		0		0	0	(2,294,000)
Proceeds from exercise of employee stock options	397,000		18,000		44,000	51,000	91,000
Net Cash Provided by (Used in) Financing Activities	(38,280,000)		3,487,000		77,088,000	(842,000)	(2,954,000)
Non-cash investing and financing activities:
Effect of foreign currency translation changes	550,000		(138,000)		(613,000)	(285,000)	(294,000)
Net increase (decrease) in cash, cash equivalents and restricted cash	(12,648,000)		14,767,000		15,678,000	(1,301,000)	(1,275,000)
Cash, cash equivalents and restricted cash at beginning of period	9,385,000		12,457,000		12,457,000	13,860,000	15,135,000
Cash, cash equivalents and restricted cash at end of period	6,862,000		27,326,000	$ 12,457,000	9,385,000	12,457,000	13,860,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	13,377,000		1,460,000		2,972,000	829,000	711,000
Cash paid for income taxes	1,414,000		1,135,000		1,609,000	907,000	822,000
Liability for mandatory fees and related debt discount under Credit Facility:
Balance at inception of Credit Facility	0		45,301,000		45,301,000	0	0
Adjustment for updated calculation of mandatory trigger event exit fees	5,775,000		4,907,000		9,957,000	0	0
Adjustment for mandatory consulting fees due to Amendment					6,000,000	0	0
Deemed dividend for beneficial conversion feature related to Series C Preferred Stock					10,000,000	0	0
Payables for deferred offering costs	3,253,000		0
Payable for debt issuance costs	1,250,000		0		81,094,000
Payables for capital expenditures	85,000		0		47,000	26,000	0
Issuance of redeemable warrants for debt issuance costs	0		8,847,000		8,847,000	0	0
Purchase of equipment under capital lease obligations	0		868,000		868,000	769,000	$ 883,000
GP Investments Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(67,032)		(1,897,194)	(130,726)	(2,861,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(764,801)		(393,573)	(78,252)	(485,356)
Unrealized gain on marketable securities held in Trust Account	0		(657)	0	11,618
Changes in operating assets and liabilities:
Prepaid expenses	203,918		(225,966)	(7,951)	(209,717)
Accrued expenses	125,825		359,775	19,968	43,041
Net cash provided by operating activities	(502,090)		(2,157,615)	(196,961)	(3,501,579)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Cash withdrawn from Trust Account	15,608,196		0
Investment of cash and marketable securities held in trust				(172,500,000)	0
Net cash provided by investing activities	15,608,196		0	(172,500,000)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares to initial shareholder				25,000	0
Proceeds from sale of Units, net of underwriting discounts paid				146,250,000	0
Proceeds from sale of Private Placement Warrants				6,062,500	0
Proceeds from sale of over-allotment Units, net of underwriting discounts paid				21,937,500	0
Proceeds from related party advances	57,140		0	1,321	635,681
Repayment of related party advances				(86,321)	0
Proceeds from related party promissory notes	444,950		1,192,636	100,000	1,900,000
Repayment of related party promissory notes				(100,000)	0
Redemption of shares	(15,608,196)		0
Payments for deferred offering costs				(525,590)	0
Net Cash Provided by (Used in) Financing Activities	(15,106,106)		1,192,636	173,664,410	2,535,681
Non-cash investing and financing activities:
Deferred underwriting fees				6,037,500	0
Initial classification of ordinary shares subject to possible redemption				162,617,560	0
Payment of offering costs and operational costs pursuant to related party advances				85,000	0
Net increase (decrease) in cash, cash equivalents and restricted cash	0		(964,979)	967,449	(965,898)
Cash, cash equivalents and restricted cash at beginning of period	1,551		967,449	0	967,449
Cash, cash equivalents and restricted cash at end of period	1,551		2,470	967,449	1,551	967,449
Change in value of shares subject to possible redemption	(67,032)		1,897,194	$ 121,377	$ 2,861,165
Reclassification of related party advances to related party promissory notes	$ 635,681		$ 0			$ 635,681

[1]	Consists of the write-off of the proportional debt discount and issuance costs associated with $21.5 million of principal prepayments for the nine months ended September 30, 2017.